Assets and liabilities held for sale	6 Months Ended
Dec. 31, 2025
Assets And Liabilities Held For Sale [Abstract]
Assets and liabilities held for sale	Assets and liabilities held for sale

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Intangible assets	43	1	86
Property, plant and equipment	611	146	137
Inventories	112	50	26
Trade and other receivables	168	40	20
Corporate tax receivables	31	2	3
Cash	139	18	30
Assets held for sale	1,104	257	302
Trade and other payables	(311)	(137)	(61)
Provisions	(13)	—	—
Deferred tax liabilities	(63)	(40)	(20)
Bank overdrafts	(1)	(4)	—
Loans and leases	(305)	(5)	—
Post-employment benefit liabilities	—	(7)	—
Liabilities held for sale	(693)	(193)	(81)
Total	411	64	221
On 17 December 2025, Diageo announced the sale of its shareholding in East African Breweries PLC and its shareholding in the Kenyan spirits business to Asahi Group Holdings, Ltd. The sale was considered to be highly probable on 31 December
2025. Subject to regulatory approvals, completion is expected in the second half of calendar year 2026. Consequently, the impacted assets and liabilities were classified as held for sale on 31 December 2025 and measured at cost as the lower of cost and fair value less cost of disposal. On 31 December 2025, cumulative translation losses recognised in exchange reserves were
$79 million, which will be recycled to the income statement at the completion of the transaction.
In the six months ended 31 December 2025, Diageo completed a number of sale of businesses, previously classified as assets and liabilities held for sale, comprising: (i) the sale of Diageo Operations Italy S.p.A., inclusive of the Santa Vittoria production facility, to NewPrinces S.p.A., announced on 24 June 2025, (ii) the sale of Diageo’s shareholding in Seychelles Breweries
Limited, its brewery in Seychelles, to Phoenix Beverages Limited, announced on 2 April 2025, and (iii) the sale of Diageo’s shareholding in Guinness Ghana Breweries PLC, its brewery in Ghana, to Castel Group, announced on 28 January 2025.
On 23 January 2025, Diageo completed the sale of Cacique brand to Bardinet S.A. Consequently, the Cacique brand was classified as asset held for sale on 31 December 2024.